Customer deposits - Schedule of customer deposits (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Customer deposits [abstract]
Savings accounts	€ 314,997	€ 336,392
Credit balances on customer accounts	279,805	256,636
Corporate deposits	22,174	15,941
Other	424	548
Customer deposits	€ 617,400	€ 609,517